Supplement dated November 6, 2007
to the

Buffalo Funds® Prospectus
dated July 30, 2007

Buffalo Balanced Fund
Buffalo High Yield Fund
Buffalo Jayhawk China Fund
Buffalo Large Cap Fund
Buffalo Micro Cap Fund
Buffalo Mid Cap Fund
Buffalo Science & Technology Fund
Buffalo Small Cap Fund
Buffalo USA Global Fund

As of the date of this supplement, Mr. Kent Gasaway has been removed as Portfolio Manager of the Buffalo Large Cap Fund, Mr. Robert Male and Mr. Grant Sarris have been removed as Portfolio Managers of the Buffalo USA Global Fund, and Mr. Mark Fleischhauer has been removed as Portfolio Manager of the Buffalo Jayhawk China Fund.  Additionally, Ms. Elizabeth Jones has been added as a Portfolio Manager of the Buffalo Large Cap Fund and Mr. Clay Brethour and Mr. Dave Carlsen have been added as Portfolio Managers of the Buffalo USA Global Fund.

The disclosure in the section entitled “Management and Investment Advisors - Portfolio Managers” on pages 20-22 of the Funds’ Prospectus is amended to read as follows:

Portfolio Managers

The Buffalo Funds are managed by a team of twelve portfolio managers supported by an experienced investment analysis and research staff.  The portfolio managers are responsible for the day-to-day management of their respective Funds as indicated below.

John Kornitzer, Portfolio Manager.  Mr. Kornitzer is the president and chief investment officer of KCM, and has over 37 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania. Mr. Kornitzer is the lead portfolio manager of the Buffalo Balanced Fund.

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 24 years of research and management experience.  Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group.  He holds a B.S. in Business Administration from Kansas State University.  Mr. Gasaway serves as co-portfolio manager of the Buffalo High Yield, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap and Buffalo USA Global Funds.

Robert Male, CFA, Portfolio Manager.  Mr. Male joined KCM in 1997 and has more than 19 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Company mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Small Cap Funds.

Grant P. Sarris, CFA, Portfolio Manager.  Mr. Sarris joined KCM in 2003 and has more than 15 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Small Cap Funds.

John Bichelmeyer, CFA, Portfolio Manager and Research Analyst.  Mr. Bichelmeyer joined KCM in 2005.  He holds a Bachelor's degree in Finance from Creighton University.  Prior to joining KCM, he was an analyst and portfolio manager with Trilogy Global Advisors (formerly BPI Global Asset Management) in Orlando, Florida from 1997-2005.  Mr. Bichelmeyer serves as co-portfolio manager of the Buffalo Micro Cap Fund and has more than 10 years of investment experience.

Elizabeth Jones, MD, CFA, Portfolio Manager and Research Analyst.  Ms. Jones joined KCM in 2003. She was previously a research analyst with Bank of America Capital Management from 2002-2003. She pursued her M.B.A. from Arizona State University from 2000-2002. She was a practicing M.D. for over 8 years from 1992-2000. Ms. Jones received a B.S. from Georgetown University, an M.D. from Vanderbilt University, and an M.B.A. from Arizona State University. Ms. Jones serves as co-portfolio manager of the Buffalo Large Cap and Buffalo Science & Technology Funds.  She has more than 4 years of investment experience and 12 years of healthcare industry experience.

Dave Carlsen, CFA, Portfolio Manager and Research Analyst.  Mr. Carlsen joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. in Milwaukee from 2000-2004, and also worked for Northern Capital Management Inc. from 1992-2000.  Mr. Carlsen holds a Bachelor’s degree in Business Administration from the University of Wisconsin, with a major in Finance, Investments and Banking.  Mr. Carlsen serves as co-portfolio manager of the Buffalo Science & Technology and Buffalo USA Global Funds and has over 15 years of investment experience.

Clay Brethour, CFA, Portfolio Manager and Research Analyst.  Mr. Brethour joined KCM in 2000. He previously was an equity research analyst with Security Management Group from 1999-2000 and a research analyst with Dain Rauscher Wessels from 1992-1999. Mr. Brethour holds a B.S. in Business-Finance from Kansas State University. Mr. Brethour serves as co-portfolio manager of the Buffalo Science & Technology and Buffalo USA Global Funds and has over 15 years of investment experience.

Jeffrey Sitzmann, CFA, Portfolio Manager and Research Analyst.  Mr. Sitzmann joined KCM in 2002 and has more than 20 years of research and management experience.  Previously, Mr. Sitzmann worked as a Senior Investment Analyst at Banc One Investment Advisors from 1997-2002, Anthem, Inc. from 1992-1997 and Duff & Phelps, Inc from 1987-1992.  Mr. Sitzmann holds a B.B.A. from the University of Toledo and a M.B.A. from the University of Chicago.  Mr. Sitzmann serves as a co-portfolio manager of the Buffalo High Yield Fund.

Paul Dlugosch, CFA, Portfolio Manager and Research Analyst.  Mr. Dlugosch joined KCM in 2002 and has more than 8 years of research and management experience.  Previously, Mr. Dlugosch worked at Antares Capital Corporation from 1999-2002 and LaSalle National Bank from 1997-1999.  He holds a B.S. in Business Administration from the University of Iowa.  Mr. Dlugosch serves as co-portfolio manager of the Buffalo High Yield Fund.

Alexander Hancock, CFA, Portfolio Manager and Research Analyst.  Mr. Hancock joined KCM in 2002 and has more than 8 years of research and management experience.  Previously, Mr. Hancock was a private equity analyst at ClearLight Partners, LLC from 2000-2002 and as an analyst in the investment banking division of Salomon Smith Barney from 1998-2000.  He holds a B.S. in Economics from Dartmouth College.  Mr. Hancock serves as co-portfolio manager of the Buffalo High Yield Fund.

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Kent C. McCarthy, Portfolio Manager.  Mr. McCarthy founded the Sub-Advisor in 1995.  Since inception, Mr. McCarthy has been President of the Sub-Advisor, and is a portfolio manager of its private funds.  Prior to founding the Sub-Advisor, Mr. McCarthy spent 10 years as an investment professional for Goldman Sachs.  Mr. McCarthy holds a B.S. in Accounting and Business Administration and an M.S. in Taxation from the University of Kansas, and earned his Masters in Business Administration from Stanford University.  Mr. McCarthy serves as portfolio manager of the Buffalo Jayhawk China Fund.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Buffalo Funds.

Please retain this supplement with your Prospectus.

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Supplement dated November 6, 2007
to the

Buffalo Funds® Statement of Additional Information
dated July 30, 2007

Buffalo Balanced Fund
Buffalo High Yield Fund
Buffalo Jayhawk China Fund
Buffalo Large Cap Fund
Buffalo Micro Cap Fund
Buffalo Mid Cap Fund
Buffalo Science & Technology Fund
Buffalo Small Cap Fund
Buffalo USA Global Fund

As of the date of this supplement, Mr. Kent Gasaway has been removed as Portfolio Manager of the Buffalo Large Cap Fund, Mr. Robert Male and Mr. Grant Sarris have been removed as Portfolio Managers of the Buffalo USA Global Fund, and Mr. Mark Fleischhauer has been removed as Portfolio Manager of the Buffalo Jayhawk China Fund.  Additionally, Ms. Elizabeth Jones has been added as a Portfolio Manager of the Buffalo Large Cap Fund and Mr. Clay Brethour and Mr. Dave Carlsen have been added as Portfolio Managers of the Buffalo USA Global Fund.

The disclosure in the sections entitled “Portfolio Managers of the Funds – Buffalo Jayhawk China Fund,” “Portfolio Managers of the Funds – Buffalo Large Cap Fund” and “Portfolio Managers of the Funds – Buffalo USA Global Fund” on pages B-41 through B-46 of the Buffalo Funds’ Statement of Additional Information is amended to read as follows:

Buffalo Jayhawk China Fund

Kent C. McCarthy.  Mr. McCarthy founded the Sub-Advisor firm in 1995.  Since inception, Mr. McCarthy has been President of the Sub-Advisor, and is a portfolio manager of its hedge funds.  Prior to founding the Sub-Advisor, he spent 10 years as an investment professional for Goldman Sachs.  Mr. McCarthy holds a B.S. in Accounting and Business Administration and an M.S. in Taxation from the University of Kansas, and earned his Masters in Business Administration from Stanford University.  Mr. McCarthy serves as portfolio manager of the Buffalo Jayhawk China Fund.

Other Accounts Managed by Portfolio Manager as of March 31, 2007

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kent C. McCarthy	0	N/A	7	$800 million	0	N/A

Ownership of Securities in the Fund by Portfolio Manager as of March 31, 2007

Portfolio Manager	Dollar Range in Portfolio
Kent C. McCarthy	$500,001 - $1,000,000

Buffalo Large Cap Fund

Elizabeth Jones, MD, CFA, Portfolio Manager and Research Analyst.  Ms. Jones joined KCM in 2003.  She was previously a research analyst with Bank of America Capital Management from 2002-2003.  She pursued her M.B.A. from Arizona State University from 2000-2002.  She was a practicing M.D. for over 8 years from 1992-2000.  Ms. Jones received a B.S. from Georgetown University, an M.D. from Vanderbilt University, and an M.B.A. from Arizona State University.  Ms. Jones serves as co-portfolio manager of the Buffalo Science & Technology and Buffalo Large Cap Funds.  She has over 4 years of investment experience and 12 years of healthcare industry experience.

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 19 years of investment research experience.  Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Company mutual fund group in San Antonio, Texas.  He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University.  Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Small Cap Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 15 years of investment research experience.  He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota.  Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years.  He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002.  Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Small Cap Funds.

Role/Relationship to others in Group:  Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2007 (unless otherwise noted)

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Elizabeth Jones*	1	$209 million	2	$39.6 million	0	N/A
Robert Male	8	$2.9 billion	7	$190.7 million	68	$232.3 million
Grant Sarris	8	$2.9 billion	7	$190.7 million	68	$232.3 million
* Information provided as of September 30, 2007.

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2007 (unless otherwise noted)

Portfolio Manager	Dollar Range in Portfolio
Elizabeth Jones*	$10,001- $50,000
Robert Male	$10,001 - $50,000
Grant Sarris	$100,001 - $500,000
* Information provided as of September 30, 2007.

Buffalo USA Global Fund

Clay Brethour, CFA, Portfolio Manager and Research Analyst.  Mr. Brethour joined KCM in 2000.  He previously was an equity research analyst with Security Management Group from 1999-2000 and a research analyst with Dain Rauscher Wessels from 1992-1999.  Mr. Brethour holds a B.S. in Business-Finance from Kansas State University.  Mr. Brethour serves as co-portfolio manager of the Buffalo Science & Technology and Buffalo USA Global Funds and has over 15 years of investment experience.

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Dave Carlsen, CFA, Portfolio Manager and Research Analyst.  Mr. Carlsen joined KCM in 2004.  Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. in Milwaukee from 2000-2004, and also worked for Northern Capital Management Inc. from 1992-2000.  Mr. Carlsen holds a Bachelor’s degree in Business Administration from the University of Wisconsin, with a major in Finance, Investments and Banking.  Mr. Carlsen serves as co-portfolio manager of the Buffalo Science & Technology and Buffalo USA Global Funds and has over 15 years of investment experience.

Kent Gasaway, CFA, Portfolio Manager.  Mr. Gasaway joined KCM in 1991 and has more than 24 years of research and management experience.  Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group.  He holds a B.S. in Business Administration from Kansas State University.  Mr. Gasaway serves as co-portfolio manager of the Buffalo High Yield, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap and Buffalo USA Global Funds.

Role/Relationship to others in Group:  Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2007 (unless otherwise noted)

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Clay Brethour*	1	$209 million	2	$39.6 million	0	N/A
Dave Carlsen*	1	$209 million	2	$39.6 million	0	N/A
Kent Gasaway	10	$3.1 billion	7	$190.7 million	199	$375.3 million
* Information provided as of September 30, 2007.

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2007 (unless otherwise noted)

Portfolio Manager	Dollar Range in Portfolio
Clay Brethour*	$10,001- $50,000
Dave Carlsen*	$0
Kent Gasaway	$100,001 - $500,000
* Information provided as of September 30, 2007.

Please retain this supplement with your Statement of Additional Information.

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